Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstact]
Goodwill
18.
Goodwill

Net book value
Balance at December 31, 2023	119,282
Acquisitions through business combinations (note 5(a))	4,966
Balance at December 31, 2024	124,248
Balance at December 31, 2025	124,248

impairment test

The Company considers its groups of CGUs for impairment testing based on the interdependence of cash flows between different segments of the business, lowest level of cash flows within each segment and how management monitors operations. As such, the groups of CGUs are defined as Liquor retail, Cannabis retail, Cannabis operations – manufacturing and Cannabis operations - growing.

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2025	December 31, 2024
Liquor retail	24,338	24,338
Cannabis retail	47,888	47,888
Cannabis operations - manufacturing	52,022	52,022
	124,248	124,248

On December 31, 2025 and December 31, 2024, the Company performed its annual goodwill impairment test in accordance with its policy described in note 3.

For the purpose of impairment testing at December 31, 2025, intangible assets with indefinite lives were allocated to the Company’s CGU groups as follows: (i) $6.0 million to the cannabis retail CGU group, (ii) $41.5 million to the liquor retail CGU group and (iii) $1.5 million to the cannabis operations – manufacturing CGU group.

The impairment test for the Company’s cannabis operations – manufacturing CGU groups used a fair value less costs of disposal model. The key assumptions used to calculate the fair value less cost of disposal are market revenue and EBITDA multiples (where applicable) which are considered Level 2 fair value assumptions. The impairment test for the Company’s liquor retail and cannabis retail CGU groups used a value in use approach based on internal cash flow estimates at December 31, 2025, and a discount rate of 12.25% and 14% respectively. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGU group. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian liquor, spirits and adult-use cannabis industry market growth projections. A terminal value thereafter was applied.

The Company concluded that the recoverable amounts of the CGU groups exceeded their carrying amounts and, therefore, goodwill was not impaired.

For the purpose of impairment testing at December 31, 2024, intangible assets with indefinite lives were allocated to the Company’s CGU groups as follows: (i) $6.0 million to the cannabis retail CGU group, (ii) $41.5 million to the liquor retail CGU group and (iii) $1.5 million to the cannabis operations – manufacturing CGU group.

The impairment test for the Company’s cannabis operations – manufacturing CGU groups used a fair value less costs of disposal model. The key assumptions used to calculate the fair value less cost of disposal are market revenue and EBITDA multiples (where applicable) which are considered Level 2 fair value assumptions. The impairment test for the Company’s liquor retail and cannabis retail CGU groups used a value in use approach based on internal cash flow estimates at December 31, 2024, and a discount rate of 11.5% and 13.5% respectively. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGU group. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian liquor, spirits and adult-use cannabis industry market growth projections. A terminal value thereafter was applied.

The Company concluded that the recoverable amounts of the CGU groups exceeded their carrying amounts and, therefore, goodwill was not impaired.